Other Current Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Current Assets
Insurance claims	$ 2,815	$ 545
Advances to suppliers and other assets	3,369	4,837
Total	$ 6,184	$ 5,382